Information Regarding Defined Benefit Plans (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Change in benefit obligation
Benefit obligation at beginning of year	$ 20,767	¥ 1,726,747	¥ 1,632,779
Service cost	991	82,422	75,558
Interest cost	631	52,502	50,559
Plan participants' contributions	13	1,046	657
Plan amendments	(17)	(1,429)	(3,080)
Net actuarial loss	46	3,830	56,843
Acquisition and other	(697)	(57,928)	(2,829)
Benefits paid	(938)	(78,012)	(83,740)
Benefit obligation at end of year	20,796	1,729,178	1,726,747
Change in plan assets
Balance at beginning of year	14,180	1,179,051	979,012
Actual return on plan assets	291	24,216	171,043
Acquisition and other	(474)	(39,374)	158
Employer contributions	1,160	96,458	111,815
Plan participants' contributions	13	1,046	763
Benefits paid	(938)	(78,012)	(83,740)
Balance at end of year	14,232	1,183,385	1,179,051
Funded status	$ 6,564	¥ 545,793	¥ 547,696